Income Tax Expense	12 Months Ended
Oct. 31, 2024
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
10.	INCOME TAX EXPENSE

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Hong Kong Profits Tax
- Current tax	717	1,393	4,630	3,207
- Under(over) provision in prior years	-	704	(5)	(36)
Withholding tax charge for the year/period	68	-	-	-
Deferred tax credit	-	(106)	(140)	(141)
	785	1,991	4,485	3,030

Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity is taxed at 8.25%, and profits above HK$2 million is taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime continue to be taxed at a flat rate of 16.5%.

Singapore CIT is calculated at 17.0% on the estimated assessable profit. No provision for taxation in Singapore has been made as the relevant group entities have no assessable profits during the year/period.

In the United States, the federal corporate tax rate is a flat rate of 21% during the year. New York, the location of a group entity domicile, has a 6.50% to 8.85% corporate income tax rate during the year.

The income tax expense for the year/period can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Profit before tax	42,460	32,777	45,298	28,870
Tax at the domestic income tax rate of 16.5%	7,006	5,408	7,474	4,764
Tax effect of income not taxable for tax purpose	(8,670)	(5,325)	(3,070)	(3,168)
Tax effect of expenses not deductible for tax purpose	963	58	51	1,010
Tax effect of share of losses of joint ventures	225	220	66	—
Tax effect of tax losses not recognized	1,193	931	289	457
Utilization of tax losses previously not recognized	-	—	(298)	—
Under(over) provision in prior years	-	704	(5)	(36)
Withholding tax on dividend income	68	-	-	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	-	(5)	(20)	3
Others	-	—	(2)	—
Income tax expense for the year/period	785	1,991	4,485	3,030